CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 9,416	$ 127	$ (704)
Foreign currency translation adjustments	5,323	393	(1,052)
Financial liability related to hedging	68	137	88
Total comprehensive income (loss)	14,807	657	(1,668)
Net income attributable to non-controlling interests	(2,983)	(2,120)	(2,077)
Other comprehensive loss (income) attributable to non-controlling interests	(2,204)	(283)	207
Comprehensive income (loss) attributable to Optibase Ltd.	$ 9,620	$ (1,746)	$ (3,538)